Earnings per share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Earnings per share [abstract]
Issued common shares at beginning of period	60,742,923	52,367,672	56,378,306	49,115,518
Effect of shares issued	776,449	933,111	2,920,675	2,584,552
Weighted average number of common shares outstanding - basic	61,519,372	53,300,783	59,298,981	51,700,070
Weighted average number of shares outstanding – diluted	61,519,372	53,300,783	59,298,981	51,700,070